Condensed Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) - USD ($)	5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Issuance of common shares, shares			1,003,012
Payments of stock issuance costs	$ 138,256	$ 7,565	$ 138,256
Issuance of units net of issuance costs, shares			1,001,242
Unit issuance costs			$ 62,155
Payments for stock issuance costs		70
Payments of stock issuance costs		$ 4,547